Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.19325%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,854,547.68

Principal:
Principal Collections	$24,905,863.15
Prepayments in Full	$12,190,423.72
Liquidation Proceeds	$629,822.45
Recoveries	$71,777.68
Sub Total	$37,797,887.00
Collections	$39,652,434.68

Purchase Amounts:
Purchase Amounts Related to Principal	$266,331.10
Purchase Amounts Related to Interest	$744.17
Sub Total	$267,075.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,919,509.95

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,919,509.95
Servicing Fee	$783,813.25	$783,813.25	$0.00	$0.00	$39,135,696.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,135,696.70
Interest - Class A-2a Notes	$128,521.83	$128,521.83	$0.00	$0.00	$39,007,174.87
Interest - Class A-2b Notes	$87,492.46	$87,492.46	$0.00	$0.00	$38,919,682.41
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$38,291,344.91
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$38,074,544.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,074,544.91
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$37,986,531.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,986,531.58
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$37,923,389.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,923,389.58
Regular Principal Payment	$34,483,655.84	$34,483,655.84	$0.00	$0.00	$3,439,733.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,439,733.74
Residual Released to Depositor	$0.00	$3,439,733.74	$0.00	$0.00	$0.00
Total		$39,919,509.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,483,655.84
Total					$34,483,655.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,639,982.74	$61.60	$128,521.83	$0.32	$24,768,504.57	$61.92
Class A-2b Notes	$9,843,673.10	$61.60	$87,492.46	$0.55	$9,931,165.56	$62.15
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$34,483,655.84	$21.94	$1,212,307.12	$0.77	$35,695,962.96	$22.71

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$115,959,541.36	0.2898989	$91,319,558.62	0.2282989
Class A-2b Notes	$46,325,836.76	0.2898989	$36,482,163.66	0.2282989
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$827,875,378.12	0.5267086	$793,391,722.28	0.5047695

Pool Information
Weighted Average APR	2.374%	2.370%
Weighted Average Remaining Term	41.93	41.08
Number of Receivables Outstanding	48,993	48,072
Pool Balance	$940,575,905.06	$902,101,600.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$864,829,638.24	$829,768,867.83
Pool Factor	0.5474755	0.5250810

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$72,332,732.65
Targeted Overcollateralization Amount	$108,709,878.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,709,878.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$481,864.16
(Recoveries)		87	$71,777.68
Net Loss for Current Collection Period			$410,086.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5232%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6210%
Second Prior Collection Period			0.5160%
Prior Collection Period			0.5334%
Current Collection Period			0.5341%
Four Month Average (Current and Prior Three Collection Periods)			0.5511%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1982	$8,081,699.31
(Cumulative Recoveries)			$719,597.22
Cumulative Net Loss for All Collection Periods			$7,362,102.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4285%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,077.55
Average Net Loss for Receivables that have experienced a Realized Loss			$3,714.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.10%	430	$9,960,344.73
61-90 Days Delinquent	0.11%	43	$992,782.04
91-120 Days Delinquent	0.04%	12	$348,465.03
Over 120 Days Delinquent	0.05%	14	$430,994.37
Total Delinquent Receivables	1.30%	499	$11,732,586.17

Repossession Inventory:
Repossessed in the Current Collection Period		36	$782,247.15
Total Repossessed Inventory		45	$1,030,605.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1261%
Prior Collection Period			0.1225%
Current Collection Period			0.1435%
Three Month Average			0.1307%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1965%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer